COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 22.  COMMITMENTS AND CONTINGENT LIABILITIES

Contingent liabilities associated with guarantees

In the ordinary course of business, the Technip Energies Group enters into standby letters of credit, performance bonds, surety bonds and other guarantees with financial institutions for the benefit of its customers, vendors and other parties. The majority of these financial instruments expire within five years. Management does not expect any of these financial instruments to result in losses that, if incurred, would have a material adverse effect on the Technip Energies Group’s combined financial position, results of operations or cash flows.

	As of December 31,
(In millions)	2020	2019	2018
Financial guarantees (a)	€167.3	€148.8	€162.1
Performance guarantees (b)	2,919.2	3,560.1	2,555.4
Maximum potential undiscounted payments	€3,086.5	€3,708.9	€2,717.5

(a)
Financial guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on changes in an underlying agreement that is related to an asset, a liability, or an equity security of the guaranteed party. These tend to be drawn down only if there is a failure to fulfill financial obligations.

(b)
Performance guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on another entity’s failure to perform under a nonfinancial obligating agreement. Events that trigger payment are performance-related, such as failure to ship a product or provide a service.

Contingent liabilities associated with legal matters

The Technip Energies Group is involved in various pending or potential legal actions or disputes in the ordinary course of business. Management is unable to predict the ultimate outcome of these actions because of their inherent uncertainty. However, management believes that the most probable, ultimate resolution of these matters will not have a material adverse effect on the Technip Energies Group’s combined financial position, results of operations or cash flows.

In late 2016, Technip was contacted by the DOJ regarding its investigation of offshore platform projects awarded between 2003 and 2007, performed in Brazil by a joint venture company in which Technip was a minority participant, and TechnipFMC has also raised with the DOJ certain other projects performed by Technip subsidiaries in Brazil between 2002 and 2013. The DOJ has also inquired about projects in Ghana and Equatorial Guinea that were awarded to Technip subsidiaries in 2008 and 2009, respectively. Technip Energies cooperated with the DOJ in its investigation into the potential violations of the U.S. Foreign Corrupt Practices Act (the “FCPA”) in connection with these projects, and contacted and cooperated with the Brazilian authorities (the Federal Prosecution Service (the “MPF”), the Comptroller General of Brazil (the “CGU”) and the Attorney General of Brazil (the “AGU”)) as relates to their investigation concerning the projects in Brazil and has also contacted and is cooperating with French authorities (the Parquet National Financier (the “PNF”)) with their investigation about these existing matters.

A probable estimate of the aggregate settlement amount with all authorities of $260.0 million (€220.8 million) was recorded as a litigation provision in the year ended December 31, 2018 due to the progression of settlement negotiations to resolve the investigation into historical conduct by the regulatory authorities. See Note 19.

On June 25, 2019, TechnipFMC announced a global resolution to pay a total of $301.3 million to the DOJ, the SEC, the MPF, and the CGU/AGU to resolve these anti-corruption investigations (the share of this penalty endorsed by the Technip Energies group is $280.0 million). TechnipFMC will not be required to have a monitor and will, instead, provide reports on its anti-corruption program to the Brazilian and U.S. authorities for two and three years, respectively. For the year 2020, Technip Energies made another payment in June, to honor its commitment toward the resolution plan. The carrying balance of the debt as end of December 2020 amounts $51.5 million.

Contingent liabilities associated with liquidated damages

Some of our contracts contain provisions that require us to pay liquidated damages if Technip Energies group is responsible for the failure to meet specified contractual milestone dates and the applicable customer asserts a conforming claim under these provisions. These contracts define the conditions under which our customers may make claims against us for liquidated damages. Based upon the evaluation of our performance and other commercial and legal analysis, management believes we have appropriately recognized probable liquidated damages at December 31, 2020 and 2019, and that the ultimate resolution of such matters will not materially affect our consolidated financial position, results of operations, or cash flows